COST OF REVENUES (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF COST OF REVENUES

	Year Ended
	December 31,	December 31,
	2021	2020

Payroll and related expenses	$1,096	$493
Subcontractor and outsourced work	162	65
Materials and components consumed	291	90
Car maintenance	373	147
Other	107	58
	$2,029	$853